Going Concern (Details Narrtives) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern Details Narrtives
Losses Incurred From Operation, since inception	$ (382,858)	$ (327,297)	$ (327,297)